GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of goodwill [Abstract]
Schedule of Goodwill

	2020	2019
	£m	£m
At 1 January	2,324	2,310
Acquisition of businesses	—	14
Impairment charged to the income statement	(4)	—
At 31 December	2,320	2,324
Cost[1]	2,664	2,664
Accumulated impairment losses	(344)	(340)
At 31 December	2,320	2,324
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.